Loss Per Share	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

13. LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended December 31, 2022 and 2021, respectively:

	For the Six Months Ended December 31,
	2022	2021

Net loss attributable to BIT BROTHER LTD’s Shareholders	$(3,860,121)	(4,702,810)

Loss per share- basic and diluted	$(0.36)	$(0.08)

Weighted Average Shares Outstanding-Basic and Diluted	$10,739,250	55,507,725

Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended December 31, 2022 and 2021. The number of warrants is excluded from the computation as the anti-dilutive effect.